Debt (Narrative) (Details) R$ in Thousands, $ in Thousands					1 Months Ended		12 Months Ended
	May 06, 2021 BRL (R$)	May 06, 2021 USD ($)	Mar. 24, 2020 BRL (R$)	Mar. 24, 2020 USD ($)	Mar. 20, 2020 BRL (R$)	Mar. 20, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 03, 2021 USD ($)	Jan. 29, 2021 USD ($)	Mar. 18, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings							$ 15,000	$ 24,788
Credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 15,000		$ 11,788					$ 11,788	$ 13,000	$ 13,000
Proceeds from borrowings	R$ 78,915	$ 15,000	R$ 60,000	$ 11,788	R$ 65,980	$ 13,000
Interest rate		1.78%